Preferred and Common Stock (Narrative) (Details) (USD $)	0 Months Ended		263 Months Ended
	Nov. 15, 2010	Nov. 19, 2007	Nov. 17, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 1985
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						$ 0.50
Preferred stock, shares issued during period			0
Convertible preferred stock, shares issued		2,139,000
Convertible preferred stock dividend rate, percentage	6.50%	6.50%
Issuance of common stock		55,440,000		543,978,030	539,664,386
Conversion of stock, shares converted	125,234,172
Convertible Preferred Stock
Class of Stock [Line Items]
Value of issued common stock, per share		$ 1,000
Common Stock
Class of Stock [Line Items]
Value of issued common stock, per share		$ 14.00